TIAA-CREF FUNDS

SUPPLEMENT NO. 3
dated June 29, 2012
to the Statement of Additional Information
dated October 1, 2011 (with respect to the Fixed-Income and Real Estate Securities Funds)

SUPPLEMENT NO. 1
dated June 29, 2012
to the Statement of Additional Information
dated March 1, 2012 (with respect to the Equity Funds)
(collectively, the “SAI”)

SECURITIES LENDING

Certain changes are being made to the disclosure of securities lending in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the second paragraph under the section entitled “Securities Lending” beginning on page B-12 of the SAI:

“By lending its securities, a Fund will receive amounts equal to the interest or dividends paid on the securities loaned. In addition, the Fund will expect to receive a portion of the income generated by the short-term investment of cash collateral as well as a lending fee paid directly to the Fund by the borrower of the securities.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the section on the disclosure of portfolio holdings in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the fifth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI (added language is indicated in bold):

“Currently, the Funds have ongoing arrangements to disclose their portfolio holdings in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy to the following recipients: Lipper, Inc., a Reuters company; Morningstar, Inc.; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); Bloomberg L.P.; eA Data Automation Services LLC; and Netik.”

In addition, the clause that reads “and (ii) the Federal Reserve on an annual basis through TIC Form S” is hereby removed from the end of the first sentence of the eighth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI.

Finally, the following two paragraphs are being added to the end of the section entitled “Disclosure of Portfolio Holdings” beginning on page B-23 of the SAI:

          “In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or TPIS to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

          Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or TPIS will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact the Funds for information about obtaining Portfolio Data. Advisors and/or TPIS may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or TPIS believes the release of such Portfolio Data may be harmful to the Fund.”

OFFICER INFORMATION

Effective May 15, 2012, the Board of Trustees of the Trust appointed Phillip T. Rollock as Senior Vice President and Corporate Secretary of the Trust. He replaces William J. Mostyn III. Accordingly, all references and information related to Mr. Mostyn as Senior Vice President and Corporate Secretary should be removed from the list of officers on page B-28 in the SAI. Additionally, certain biographical information for Roger W. Ferguson and Phillip G. Goff has been updated.

Accordingly, the following information hereby replaces in its entirety the entries for Messrs. Ferguson and Goff in the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-28 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA (since 2008). President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008). Former Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-28 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Scott C. Evans no longer serves as President and Principal Executive Officer of the Trust and Dermot J. O’Brien no longer serves as Executive Vice President of the Trust. Accordingly, all references and information related to Messrs. Evans and O’Brien are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-28 of the SAI.

A13576 (6/12)

TIAA-CREF FUNDS
FUNDS-OF-FUNDS
(Lifecycle Funds, Lifecycle Index Funds
and Managed Allocation Fund)

SUPPLEMENT NO. 2
dated June 29, 2012
to the Statement of Additional Information
dated October 1, 2011 (“SAI”)

SECURITIES LENDING

Certain changes are being made to the disclosure of securities lending in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the second paragraph under the section entitled “Securities Lending” beginning on page B-12 of the SAI:

“By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned. In addition, an Underlying Fund will expect to receive a portion of the income generated by the short-term investment of cash collateral as well as a lending fee paid directly to the Underlying Fund by the borrower of the securities.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the section on the disclosure of portfolio holdings in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the fourth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-20 of the SAI (added language is indicated in bold):

“Currently, the Funds have ongoing arrangements to disclose their portfolio holdings in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy to the following recipients: Lipper, Inc., a Reuters company; Morningstar, Inc.; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); Bloomberg L.P.; eA Data Automation Services LLC; and Netik.”

In addition, the following two paragraphs are being added to the end of the section entitled “Disclosure of Portfolio Holdings” beginning on page B-20 of the SAI:

          “In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or TPIS to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

          Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or TPIS will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact the Funds for information about obtaining Portfolio Data. Advisors and/or TPIS may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or TPIS believes the release of such Portfolio Data may be harmful to the Fund.”

OFFICER INFORMATION

Effective January 30, 2012, the Board of Trustees of the Trust appointed Ronald R. Pressman as Executive Vice President of the Trust. Also, effective May 15, 2012, the Board of Trustees appointed Phillip T. Rollock as Senior Vice President and Corporate Secretary of the Trust. He replaces William J. Mostyn III. Accordingly, all references and information related to Mr. Mostyn as Senior Vice President and Corporate Secretary should be removed from the list of officers on page B-26 in the SAI. Additionally, certain biographical information for Roger W. Ferguson and Phillip G. Goff has been updated.

Accordingly, the following information hereby replaces in its entirety the entries for Messrs. Ferguson and Goff in the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA (since 2008). President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008). Former Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Scott C. Evans no longer serves as President and Principal Executive Officer of the Trust and Dermot O’Brien no longer serves as Executive Vice President of the Trust. Accordingly, all references and information related to Messrs. Evans and O’Brien are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI.

A13581 (6/12)

TIAA-CREF LIFESTYLE FUNDS

SUPPLEMENT NO. 1
dated June 29, 2012
to the Statement of Additional Information dated December 9, 2011 (“SAI”)

SECURITIES LENDING

Certain changes are being made to the disclosure of securities lending in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the second paragraph under the section entitled “Securities Lending” beginning on page B-12 of the SAI:

“By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned. In addition, an Underlying Fund will expect to receive a portion of the income generated by the short-term investment of cash collateral as well as a lending fee paid directly to the Underlying Fund by the borrower of the securities.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the section on the disclosure of portfolio holdings in the SAI. Accordingly, the following hereby replaces in its entirety the first sentence of the fourth paragraph under the section entitled “Disclosure of Portfolio Holdings” beginning on page B-21 of the SAI (added language is indicated in bold):

“Currently, the Funds have ongoing arrangements to disclose their portfolio holdings in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy to the following recipients: Lipper, Inc., a Reuters company; Morningstar, Inc.; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (the “ICI”); Bloomberg L.P.; eA Data Automation Services LLC; and Netik.”

In addition, the following two paragraphs are being added to the end of the section entitled “Disclosure of Portfolio Holdings” beginning on page B-21 of the SAI:

          “In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or TPIS to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

          Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or TPIS will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact the Funds for information about obtaining Portfolio Data. Advisors and/or TPIS may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or TPIS believes the release of such Portfolio Data may be harmful to the Fund.”

OFFICER INFORMATION

Effective January 30, 2012, the Board of Trustees of the Trust appointed Ronald R. Pressman as Executive Vice President of the Trust. Also, effective May 15, 2012, the Board of Trustees appointed Phillip T. Rollock as Senior Vice President and Corporate Secretary of the Trust. He replaces William J. Mostyn III. Accordingly, all references and information related to Mr. Mostyn as Senior Vice President and Corporate Secretary should be removed from the list of officers on page B-26 in the SAI. Additionally, certain biographical information for Roger W. Ferguson and Phillip G. Goff has been updated.

Accordingly, the following information hereby replaces in its entirety the entries for Messrs. Ferguson and Goff in the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA (since 2008). President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008). Former Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008). Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007). Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Senior Vice President and Funds Treasurer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (since 2008). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Scott C. Evans no longer serves as President and Principal Executive Officer of the Trust and Dermot J. O’Brien no longer serves as Executive Vice President of the Trust. Accordingly, all references and information related to Messrs. Evans and O’Brien are hereby deleted from the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI.

A13579 (6/12)